Profit from Operations - Summary of Employee Benefit Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [Abstract]
Wages and salaries	£ 2,277	£ 2,651	£ 2,463
Social security costs	194	223	207
Other pension and retirement benefit costs (note 11)	182	227	212
Share-based payments - equity and cash-settled (note 24)	91	120	123
Employee benefit costs	£ 2,744	£ 3,221	£ 3,005